Financial instruments - valuation - Hierarchy of liabilities (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair value of liabilities
Liabilities	£ 111,913	£ 107,850
Trading deposits
Fair value of liabilities
Liabilities	40,399	41,284
Debt securities in issue, trading
Fair value of liabilities
Liabilities	215	234
Short positions, trading
Fair value of liabilities
Liabilities	10,023	7,504
Interest rate
Fair value of liabilities
Liabilities	25,465	26,758
Foreign exchange
Fair value of liabilities
Liabilities	30,663	27,042
Other derivatives
Fair value of liabilities
Liabilities	128	174
Debt securities in issue
Fair value of liabilities
Liabilities	2,341	2,305
Other deposits
Fair value of liabilities
Liabilities	2,449	2,312
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	230	237
Level 1
Fair value of liabilities
Liabilities	£ 8,174	£ 6,172
As a % of total fair value liabilities	7.00%	6.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 8,174	£ 6,172
Level 2
Fair value of liabilities
Liabilities	£ 103,448	£ 101,369
As a % of total fair value liabilities	93.00%	94.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 40,399	£ 41,284
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	215	234
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	1,848	1,331
Level 2 | Interest rate
Fair value of liabilities
Liabilities	25,284	26,589
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	30,611	26,988
Level 2 | Other derivatives
Fair value of liabilities
Liabilities	100	119
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,338	2,302
Level 2 | Other deposits
Fair value of liabilities
Liabilities	2,423	2,285
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	230	237
Level 3
Fair value of liabilities
Liabilities	£ 291	£ 309	£ 398	£ 494
As a % of total fair value liabilities	0.00%	0.00%
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	£ 1	£ 1
Level 3 | Interest rate
Fair value of liabilities
Liabilities	181	169
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	52	54
Level 3 | Other derivatives
Fair value of liabilities
Liabilities	28	55
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 26	£ 27